Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 152,590,315	€ 137,231,335	€ 171,678,894
Cost of sales	(129,231,305)	(127,209,624)	(149,873,374)
Gross profit	23,359,010	10,021,711	21,805,520
Selling expenses	(3,380,809)	(4,252,062)	(4,295,235)
General administrative expenses	(15,373,077)	(13,197,135)	(13,266,631)
Research and development expenses	(3,186,980)	(2,490,259)	(1,336,840)
Other operating income	4,969,034	2,358,997	5,022,477
Other operating expenses	(7,159,521)	(3,415,143)	(3,031,280)
Operating (loss)/income	(772,342)	(10,973,891)	4,898,011
Financial result	(1,420,968)	(1,642,182)	(1,141,591)
(Loss)/Profit before tax	(2,193,310)	(12,616,073)	3,756,420
Income tax expense	(1,418,134)	(741,564)	(378,110)
Net (loss)/profit	(3,611,444)	(13,357,637)	3,378,310
Which is attributable to:
Owners of the company	(3,617,028)	(11,759,184)	3,959,134
Non-controlling interests	5,584	(1,598,453)	(580,824)
Other comprehensive income / (loss):
Exchange differences on translation of foreign operations	(349,294)	116,717	23,309
Comprehensive (loss)/income	(3,960,738)	(13,240,920)	3,401,619
Which is attributable to:
Owners of the company	(3,955,984)	(11,727,788)	3,910,914
Non-controlling interests	€ (4,754)	€ (1,513,132)	€ (509,295)
Weighted average of shares outstanding	3,398,330	2,991,600	2,900,000
(Loss)/earnings per share in EUR	€ (1.06)	€ (3.93)	€ 1.37